COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:- COMMITMENTS AND CONTINGENCIES

a.	The Company provided a bank guarantee in the amount of $ 91 in favor of the lessor of its offices in Israel.

b.	Commitments in favor of the Government of Israel and other grants:

1.
As of June 30, 2012, the Company's aggregate contingent obligations for payments to the Office of the Chief Scientist, ("OCS"), based on OCS participation in certain potential future receipts or revenue accruals, net of interest, royalties paid or accrued, totaled approximately $ 8,565.

2.
Under the OCS royalty-bearing programs discussed above, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the OCS funded research programs. If any such research programs are successful and income is generated, the Company is committed to pay royalties at a rate of 3% to 5% of the Company's revenues arising from such research program, up to a maximum of 100% of the amount received for such program from the OCS, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR).

During the six month periods ended June 30, 2012 and June 30, 2011, the Company incurred no obligation to pay or accrue any amounts to the OCS.

3.
On June 25, 2012 the Company and its U.S subsidiary added to its mAb enabling technology base by entering into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb technology company"), providing an established source for fully human mAbs. The agreement includes research and commercial licenses to use specific mAb technology company proprietary collections of polynucleotides encoding antibodies, and their associated biological materials, together with the systems and/or licensed know how and/or to practice patent rights to identify, isolate, and modify discovery Fabs ("The Technology"), and to develop and exploit discovery products. According to the Agreement (i) the Company paid $ 600 in consideration for a three-year access right to the Technology, of which $ 400 was recorded as long-term prepaid expenses and will be charged to the statement of comprehensive loss over three years and (ii) in the event any Compugen mAb programs utilize the Technology, the Company would pay additional fees upon the occurrence of certain development and commercialization milestone up to a maximum cumulative total of $ 3,250 for each antibody drug product that achieved all such milestone events. In addition, the mAb technology company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of June 30, 2012 the Company did not incur any obligation for such Contingent Fees.